Consolidated Balance Sheets $ in Thousands, $ in Thousands	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
CURRENT ASSETS
Cash and cash equivalents	$ 76,492,824	$ 2,332,810	$ 67,284,518
Financial assets at fair value through profit or loss - current	8,390,606	255,889	4,084,715
Contract assets - current	5,640,317	172,013	5,100,076
Trade receivables, net	113,419,820	3,458,976	99,536,761
Other receivables	2,895,495	88,304	15,902,053
Current tax assets	731,828	22,319	875,598
Inventories	57,313,938	1,747,909	59,658,354
Inventories related to real estate business	3,866,994	117,932	3,668,476
Other financial assets - current	985,925	30,068	598,136
Other current assets	5,547,339	169,178	4,973,647
Total current assets	275,285,086	8,395,398	261,682,334
NON-CURRENT ASSETS
Financial assets at fair value through profit or loss - non-current	2,441,436	74,457	2,543,975
Financial assets at fair value through other comprehensive income - non-current	13,959,493	425,724	1,663,737
Investments accounted for using the equity method	20,423,340	622,853	19,678,314
Property, plant and equipment	312,531,471	9,531,304	264,871,522
Right-of-use assets	11,851,087	361,424	11,442,266
Investment properties	20,055,044	611,621	20,169,116
Goodwill	52,525,342	1,601,871	52,419,427
Other intangible assets	15,692,350	478,571	17,820,133
Deferred tax assets	7,175,371	218,828	6,395,595
Other financial assets - non-current	4,691,997	143,092	5,564,331
Other non-current assets	4,428,052	135,043	3,141,985
Total non-current assets	465,774,983	14,204,788	405,710,401
Total assets	741,060,069	22,600,186	667,392,735
CURRENT LIABILITIES
Short-term borrowings	34,988,758	1,067,056	37,737,217
Short-term bills payable	0	0	2,787,340
Financial liabilities at fair value through profit or loss - current	324,278	9,889	1,302,342
Financial liabilities for hedging - current	12,456,104	379,875	12,516,971
Trade payables	78,221,100	2,385,517	70,329,069
Other payables	63,179,235	1,926,784	44,556,840
Current tax liabilities	8,888,506	271,074	9,649,556
Lease liabilities - current	986,489	30,085	1,062,239
Current portion of bonds payable	14,997,976	457,395	24,520,052
Current portion of long-term borrowings	3,884,906	118,478	4,096,255
Other current liabilities	16,496,364	503,091	17,411,904
Total current liabilities	234,423,716	7,149,244	225,969,785
NON-CURRENT LIABILITIES
Financial liabilities at fair value through profit or loss - non-current	508,591	15,510	0
Bonds payable	17,978,188	548,283	20,489,434
Long-term borrowings	121,750,192	3,713,028	81,364,448
Deferred tax liabilities	6,850,104	208,908	7,703,646
Lease liabilities - non-current	6,825,534	208,159	7,159,767
Net defined benefit liabilities	3,396,161	103,573	4,130,104
Other non-current liabilities	7,056,670	215,208	5,824,896
Total non-current liabilities	164,365,440	5,012,669	126,672,295
Total liabilities	398,789,156	12,161,913	352,642,080
Share capital
Ordinary shares	44,120,643	1,345,552	43,801,992
Shares subscribed in advance	31,862	972	52,656
Share capital awaiting canceled	0	0	(150)
Total share capital	44,152,505	1,346,524	43,854,498
Capital surplus	148,717,262	4,535,446	144,272,626
Retained earnings
Legal reserve	21,817,390	665,367	18,584,524
Special reserve	2,791,960	85,147	2,959,573
Unappropriated earnings	96,640,231	2,947,247	89,980,210
Total retained earnings	121,249,581	3,697,761	111,524,307
Other equity	7,866,011	239,891	(3,212,216)
Treasury shares	(1,959,107)	(59,747)	(1,959,107)
Equity attributable to owners of the Company	320,026,252	9,759,875	294,480,108
NON-CONTROLLING INTERESTS	22,244,661	678,398	20,270,547
Total equity	342,270,913	10,438,273	314,750,655
TOTAL	$ 741,060,069	$ 22,600,186	$ 667,392,735